March 23, 2011

Via EDGAR

Howie Hallock
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572

Dear Mr. Hallock,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-
effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the
Investment Company Act of 1940 (“the Amendment”).

The Amendment to the Registrant’s Registration Statement is being filed to add a new series, the Small-
MidCap Dividend Income Fund, which will be available in three share classes (A, P, and Institutional) and consists of the following: (1) Facing Page of the Registration Statement, (2) Part A of the Registration
Statement (three separate prospectuses for A, P, and Institutional class shares of the Small-MidCap
Dividend Income Fund), (3) Part B (a Statement of Additional Information that includes each of the
Registrant’s series with an August 31 fiscal year end that has been amended and restated to include the changes necessary for the new series), (4) Part C, and (5) signature page.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Amendment is not being filed to update or amend the prospectuses for the Registrant’s other series with an August 31 fiscal year end or the prospectuses or statement of additional information for the
Registrant’s series with an October 31 fiscal year end.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel, Registrant